MARKET RISK BENEFITS (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Schedule of Market Risk Benefits
The net balance of market risk benefit asset and liabilities of and changes in guaranteed minimum withdrawal benefits associated with annuity contracts follow.

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	$44	$70	$114
Effect of changes in the beginning instrument-specific credit risk	44	(28)	16
Effect of model refinements	(9)	(14)	(23)
Effect of non-financial assumption update	(9)	—	(9)
Attributed fees collected	6	15	21
Interest accrual	2	1	3
Adjustment from deterministic to stochastic	9	(13)	(4)
Effect of experience variance	(7)	2	(5)
Effect of changes in financial assumptions	—	(26)	(26)
Effect of changes in the ending instrument-specific credit risk	(27)	23	(4)
Issuance	—	35	35
Balance, end of period, net of reinsurance	$53	$65	$118

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	$—	$66	$66
Acquisition from business combination	172	—	172
Effect of changes in the beginning instrument-specific credit risk	—	(1)	(1)
Attributed fees collected	1	11	12
Adjustment from deterministic to stochastic	2	(1)	1
Effect of experience variance	(1)	8	7
Effect of changes in financial assumptions	(58)	(39)	(97)
Effect of changes in the ending instrument-specific credit risk	(10)	(3)	(13)
Issuance	1	9	10
Balance, end of period, net of reinsurance	$107	$50	$157
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the market risk benefits amount in the statements of financial position follows.

AS AT JUN. 30, 2023 AND DEC. 31, 2022 US$ MILLIONS	2023			2022
	Asset	Liability	Net	Asset	Liability	Net
Direct insurance	$13	$(66)	$(53)	$10	$(54)	$(44)
Reinsurance	—	(65)	(65)	—	(70)	(70)
Total	$13	$(131)	$(118)	$10	$(124)	$(114)